Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select Retirement Allocation Fund

-AB Multi-Manager Select 2015 Fund

-AB Multi-Manager Select 2025 Fund

-AB Multi-Manager Select 2035 Fund

-AB Multi-Manager Select 2045 Fund

-AB Multi-Manager Select 2055 Fund

(each, a “Fund”, and together, the “Funds”)

-AB Multi-Manager Select 2010 Fund

-AB Multi-Manager Select 2020 Fund

-AB Multi-Manager Select 2030 Fund

-AB Multi-Manager Select 2040 Fund

-AB Multi-Manager Select 2050 Fund

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select Retirement Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select Retirement Allocation Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2010 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2015 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2020 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2025 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2030 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2035 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2040 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2045 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2050 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.

AB Multi-Manager Select 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abcfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Multi-Manager Select 2055 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated August 5, 2016 to the Prospectus and Summary Prospectuses dated November 30, 2015 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund (the “Prospectuses”).

*        *        *         *        *

The fifth sentence of the first paragraph under each section entitled “Principal Strategies” in the Prospectuses is revised and replaced by the following:

In order to implement the Fund’s investment strategies, Morningstar Investment Management (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund.